Accounts Receivable	12 Months Ended
Jun. 30, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of June 30, 2021 and 2020:

	2021	2020
Accounts receivable, gross	$826,683	$1,774,792
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$826,683	$1,774,792

The Company recorded no allowance for doubtful accounts as of June 30, 2021 and 2020. The Company gives its customers credit period of 30 days and continually assesses the recoverability of uncollected accounts receivable. As of June 30, 2021 and 2020, the balances of the Company’s accounts receivable were all due within 1 month. Management believes the balances of accounts receivable will be collected in full.